Summary of Significant Accounting Policies - Schedule of Changes in Deferred Revenue (Details) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Changes in Deferred Revenue [Abstract]
Balance, beginning of period	¥ 119,335	¥ 33,839
Revenue earned	(17,651)	(31,639)
Deferral of revenue	440	117,135
Balance, end of period	¥ 102,124	¥ 119,335